SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of short-term investments [Abstract]
SHORT-TERM INVESTMENTS
19.	SHORT-TERM INVESTMENTS

All liquid investments with a maturity greater than six months are considered to be short-term investments. As of December 31, 2018, there were no short-term investments (2017: deposits amounting to US$34,043,000).

	December 31, 2018 US$’000	December 31, 2017 US$’000
Investments (deposits)	-	34,043